Derivative financial instruments - Interest rates (Details) - Derivatives	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	(0.50%)	(0.50%)	(0.40%)
Maximum
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	2.40%	2.70%	3.20%